Submission	Sep. 09, 2025
Submission [Line Items]
Central Index Key	0002075310
Registrant Name	Trailblazer Acquisition Corp.
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES